Shareholder Report, Average Annual Return (Details) 190309_Amplify Lithium - Battery Technology ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	88 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Lithium & Battery Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Lithium & Battery Technology ETF NAV
Average Annual Return, Percent	36.18%	7.47%	(3.61%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	14.79%